Intangible Assets - Schedule of Finite-Lived Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
Intangible Assets
Crypto assets under the cost-less-impairment model - Wecan tokens	$ 500,000
Crypto assets measured at fair value - Ethereum (ETH) and Polygon (POL)	120,839		$ 96,000
Total crypto assets, net	621,000		96,000
Total intangible assets gross	44,439,000		20,297,000
Total accumulated amortization	(23,987,000)		(20,297,000)
Total intangible assets subject to amortization, net	20,452,000
Total intangible assets, net	21,073,000
Amortization charge for the year	1,523,000	$ 1,476
Trademarks
Intangible Assets
Total intangible assets gross	834,000		139,000
Total accumulated amortization	(190,000)		(139,000)
Patents
Intangible Assets
Total intangible assets gross	2,281,000		2,281,000
Total accumulated amortization	(2,281,000)		(2,281,000)
License agreements
Intangible Assets
Total intangible assets gross	16,535,000		11,378,000
Total accumulated amortization	(13,549,000)		(11,378,000)
Customer relationships
Intangible Assets
Total intangible assets gross	13,127,000
Total accumulated amortization	(288,000)
Other intangibles
Intangible Assets
Total intangible assets gross	11,662,000		6,499,000
Total accumulated amortization	$ (7,679,000)		$ (6,499,000)